UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File No. 811-22452

FIRST TRUST SERIES FUND

Exact Name of Registrant as Specified in Declaration of Trust

120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

W. Scott Jardine

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

(630) 765-8000

Registrant's Telephone Number, including Area Code

Date of fiscal year end: October 31

Date of reporting period: July 1, 2021 - June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Proxy Voting Record

================= First Trust Short Duration High Income Fund ==================

CUMULUS MEDIA INC.

Ticker:       CMLS           Security ID:  231082801
Meeting Date: MAY 03, 2022   Meeting Type: Annual
Record Date:  MAR 14, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mary G. Berner           For       For          Management
1.2   Elect Director David M. Baum            For       For          Management
1.3   Elect Director Matthew C. Blank         For       For          Management
1.4   Elect Director Thomas H. Castro         For       For          Management
1.5   Elect Director Joan Hogan Gillman       For       For          Management
1.6   Elect Director Andrew W. Hobson         For       For          Management
1.7   Elect Director Brian G. Kushner         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

--------------------------------------------------------------------------------

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Ticker:                      Security ID:  61747C582
Meeting Date: MAR 31, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Nancy C. Everett         For       For          Management
1.2   Elect Director Jakki L. Haussler        For       For          Management
1.3   Elect Director Patricia A. Maleski      For       For          Management
1.4   Elect Director Frances L. Cashman       For       For          Management
1.5   Elect Director Eddie A. Grier           For       For          Management

--------------------------------------------------------------------------------

VISTRA CORP.

Ticker:       VST            Security ID:  92840M102
Meeting Date: MAY 03, 2022   Meeting Type: Annual
Record Date:  MAR 23, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Scott B. Helm            For       For          Management
1.2   Elect Director Hilary E. Ackermann      For       For          Management
1.3   Elect Director Arcilia C. Acosta        For       For          Management
1.4   Elect Director Gavin R. Baiera          For       For          Management
1.5   Elect Director Paul M. Barbas           For       For          Management
1.6   Elect Director Lisa Crutchfield         For       For          Management
1.7   Elect Director Brian K. Ferraioli       For       For          Management
1.8   Elect Director Jeff D. Hunter           For       For          Management
1.9   Elect Director Curtis A. Morgan         For       For          Management
1.10  Elect Director John R. (J.R.) Sult      For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

First Trust Preferred Securities and Income Fund

ATHENE HOLDING LTD.
Ticker: ATH.PRA
CUSIP: G0684D305
Shareholder Meeting Date: 12/20/2021

Proponent	Proposal Text	Did The Fund Cast Its Vote	How The Fund Voted	Vote For Or Against Management
Issuer	Special Meeting - Merger	Yes	FOR	FOR

ATHENE HOLDING LTD.
Ticker: ATH.PRC
CUSIP: 04686J309
Shareholder Meeting Date: 12/20/2021

Proponent	Proposal Text	Did The Fund Cast Its Vote	How The Fund Voted	Vote For Or Against Management
Issuer	Special Meeting - Merger	Yes	For	For

FIFTH THIRD BANCORP
Ticker: FITBP
CUSIP: 316773886
Shareholder Meeting Date: 4/11/2022

Proponent	Proposal Text	Did The Fund Cast Its Vote	How The Fund Voted	Vote For Or Against Management
Issuer	Annual Meeting	Yes	For	For

SIGNATURE BANK
Ticker: SBNYP
CUSIP: 82669G203
Shareholder Meeting Date: 4/27/2022

Proponent	Proposal Text	Did The Fund Cast Its Vote	How The Fund Voted	Vote For Or Against Management
Issuer	Special Meeting - Share repurchase plan	Yes	Abstain	N/A

First Trust/Confluence Small Cap Value Fund

BANK OF MARIN BANCORP
Security		063425102		Meeting Type	Special
Ticker Symbol		BMRC		Meeting Date	28-Jul-2021
ISIN		US0634251021		Agenda	935469494 - Management
Record Date		11-Jun-2021		Holding Recon Date	11-Jun-2021
City /	Country	/ United States		Vote Deadline Date	27-Jul-2021
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	To consider and vote on a merger, and Agreement to
Merge and Plan of Reorganization dated as of April 16,
2021 ("merger agreement") with American River
Bankshares ("AMRB"), under which AMRB will merge
with and into Bank of Marin Bancorp ("BMRC"), with
BMRC surviving ("merger"), followed immediately
thereafter by merger of AMRB's wholly-owned subsidiary
American River Bank with and into BMRC's wholly owned
subsidiary Bank of Marin, with Bank of Marin surviving
("bank merger"), as more particularly described in proxy
	statement/prospectus.		Management	For	For
2.	Adjournment. To approve the adjournment or postponement of the special meeting, if necessary or appropriate, including to solicit additional proxies to approve the merger and merger agreement.		Management	For	For
THERMON GROUP HOLDINGS, INC.
Security		88362T103		Meeting Type	Annual
Ticker Symbol		THR		Meeting Date	02-Aug-2021
ISIN		US88362T1034		Agenda	935462452 - Management
Record Date		07-Jun-2021		Holding Recon Date	07-Jun-2021
City /	Country	/ United States		Vote Deadline Date	30-Jul-2021
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	John U. Clarke		For	For
	2	Linda A. Dalgetty		For	For
	3	Roger L. Fix		For	For
	4	Marcus J. George		For	For
	5	Kevin J. McGinty		For	For
	6	John T. Nesser, III		For	For
	7	Bruce A. Thames		For	For
2.	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending March 31, 2022.		Management	For	For
3.	To approve, on a non-binding advisory basis, the compensation of the Company's executive officers as described in the Proxy Statement.		Management	For	For
NATHAN'S FAMOUS, INC.
Security		632347100		Meeting Type	Annual
Ticker Symbol		NATH		Meeting Date	02-Sep-2021
ISIN		US6323471002		Agenda	935477592 - Management
Record Date		20-Jul-2021		Holding Recon Date	20-Jul-2021
City /	Country	/ United States		Vote Deadline Date	01-Sep-2021
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Robert J. Eide		For	For
	2	Eric Gatoff		For	For
	3	Brian S. Genson		For	For
	4	Barry Leistner		For	For
	5	Andrew Levine		For	For
	6	Howard M. Lorber		For	For
	7	Wayne Norbitz		For	For
	8	A.F. Petrocelli		For	For
	9	Charles Raich		For	For
2.	Ratification of the appointment of Marcum LLP as the independent registered public accounting firm of Nathan's Famous, Inc. for fiscal 2022.		Management	For	For
RBC BEARINGS INCORPORATED
Security		75524B104		Meeting Type	Annual
Ticker Symbol		ROLL		Meeting Date	08-Sep-2021
ISIN		US75524B1044		Agenda	935478948 - Management
Record Date		12-Jul-2021		Holding Recon Date	12-Jul-2021
City /	Country	/ United States		Vote Deadline Date	07-Sep-2021
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Richard R. Crowell		For	For
	2	Dr. Steven H. Kaplan		For	For
	3	Alan B. Levine		For	For
2.	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year 2022.		Management	For	For
3.	To approve the Company's 2021 Long-Term Incentive Plan.		Management	For	For
4.	To consider a resolution regarding the stockholder advisory vote on named executive officer compensation.		Management	For	For
AMERICAN OUTDOOR BRANDS INC
Security		02875D109		Meeting Type	Annual
Ticker Symbol		AOUT		Meeting Date	24-Sep-2021
ISIN		US02875D1090		Agenda	935483153 - Management
Record Date		02-Aug-2021		Holding Recon Date	02-Aug-2021
City /	Country	/ United States		Vote Deadline Date	23-Sep-2021
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Brian D. Murphy		For	For
	2	Mary E. Gallagher		For	For
2.	To ratify the appointment of Grant Thornton LLP, an
independent registered public accounting firm, as the
independent registered public accountant of our company
	for the fiscal year ending April 30, 2022.		Management	For	For
JAMES RIVER GROUP HOLDINGS, LTD.
Security		G5005R107		Meeting Type	Annual
Ticker Symbol		JRVR		Meeting Date	26-Oct-2021
ISIN		BMG5005R1079		Agenda	935496439 - Management
Record Date		08-Sep-2021		Holding Recon Date	08-Sep-2021
City /	Country	/ Bermuda		Vote Deadline Date	25-Oct-2021
SEDOL(s)				Quick Code

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Patricia H. Roberts		For	For
	2	Thomas L. Brown		For	For
2.	To approve the re-appointment of Ernst & Young LLP, an
independent registered public accounting firm, as our
independent auditor to serve until the 2022 Annual
General Meeting of Shareholders, and to authorize our
Board of Directors, acting by the Audit Committee, to
	determine the independent auditor's remuneration.		Management	For	For
3.	To approve, on a non-binding, advisory basis, the 2020 compensation of our named executive officers.		Management	For	For
PHIBRO ANIMAL HEALTH CORPORATION
Security		71742Q106		Meeting Type	Annual
Ticker Symbol		PAHC		Meeting Date	01-Nov-2021
ISIN		US71742Q1067		Agenda	935495843 - Management
Record Date		02-Sep-2021		Holding Recon Date	02-Sep-2021
City /	Country	/ United States		Vote Deadline Date	29-Oct-2021
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Gerald K. Carlson		For	For
	2	Mary Lou Malanoski		For	For
	3	Carol A. Wrenn		For	For
2.	Ratification of the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending June 30, 2022.		Management	For	For
WINNEBAGO INDUSTRIES, INC.
Security		974637100		Meeting Type	Annual
Ticker Symbol		WGO		Meeting Date	14-Dec-2021
ISIN		US9746371007		Agenda	935510998 - Management
Record Date		19-Oct-2021		Holding Recon Date	19-Oct-2021
City /	Country	/ United States		Vote Deadline Date	13-Dec-2021
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Maria F. Blase*		For	For
	2	Christopher J. Braun*		For	For
	3	David W. Miles*		For	For
	4	Jacqueline D. Woods*		For	For
	5	Kevin E. Bryant#		For	For
2.	Approve, on an advisory basis, the compensation of our named executive officers.		Management	For	For
3.	Ratify the selection of Deloitte & Touche LLP as our independent registered public accountant for fiscal 2022.		Management	For	For
4.	Approve the reincorporation of the Company from Iowa to Minnesota.		Management	For	For
EDGEWELL PERSONAL CARE COMPANY
Security		28035Q102		Meeting Type	Annual
Ticker Symbol		EPC		Meeting Date	04-Feb-2022
ISIN		US28035Q1022		Agenda	935534380 - Management
Record Date		29-Nov-2021		Holding Recon Date	29-Nov-2021
City /	Country	/ United States		Vote Deadline Date	03-Feb-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Director: Robert W. Black		Management	For	For
1B.	Election of Director: George R. Corbin		Management	For	For
1C.	Election of Director: Carla C. Hendra		Management	For	For
1D.	Election of Director: John C. Hunter, III		Management	For	For
1E.	Election of Director: James C. Johnson		Management	For	For
1F.	Election of Director: Rod R. Little		Management	For	For
1G.	Election of Director: Joseph D. O'Leary		Management	For	For
1H.	Election of Director: Rakesh Sachdev		Management	For	For
1I.	Election of Director: Swan Sit		Management	For	For
1J.	Election of Director: Gary K. Waring		Management	For	For
2.	To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for fiscal 2022.		Management	For	For
3.	To cast a non-binding advisory vote on executive compensation.		Management	For	For
J & J SNACK FOODS CORP.
Security		466032109		Meeting Type	Annual
Ticker Symbol		JJSF		Meeting Date	16-Feb-2022
ISIN		US4660321096		Agenda	935539455 - Management
Record Date		20-Dec-2021		Holding Recon Date	20-Dec-2021
City /	Country	/ United States		Vote Deadline Date	15-Feb-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	M. S. Roshkoff, Esquire		For	For
2.	ADVISORY VOTE ON APPROVAL OF THE COMPENSATION OF EXECUTIVES.		Management	For	For
I3 VERTICALS, INC.
Security		46571Y107		Meeting Type	Annual
Ticker Symbol		IIIV		Meeting Date	25-Feb-2022
ISIN		US46571Y1073		Agenda	935545371 - Management
Record Date		14-Jan-2022		Holding Recon Date	14-Jan-2022
City /	Country	/ United States		Vote Deadline Date	24-Feb-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Gregory Daily		For	For
	2	Clay Whitson		For	For
	3	Elizabeth S. Courtney		For	For
	4	John Harrison		For	For
	5	Burton Harvey		For	For
	6	Timothy McKenna		For	For
	7	David Morgan		For	For
	8	David Wilds		For	For
	9	Decosta Jenkins		For	For
2.	To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2022.		Management	For	For
SJW GROUP
Security		784305104		Meeting Type	Annual
Ticker Symbol		SJW		Meeting Date	27-Apr-2022
ISIN		US7843051043		Agenda	935570122 - Management
Record Date		02-Mar-2022		Holding Recon Date	02-Mar-2022
City /	Country	/ United States		Vote Deadline Date	26-Apr-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Director: W. J. Bishop		Management	For	For
1B.	Election of Director: C. Guardino		Management	For	For
1C.	Election of Director: M. Hanley		Management	For	For
1D.	Election of Director: H. Hunt		Management	For	For
1E.	Election of Director: R. A. Klein		Management	For	For
1F.	Election of Director: G. P. Landis		Management	For	For
1G.	Election of Director: D. B. More		Management	For	For
1H.	Election of Director: E. W. Thornburg		Management	For	For
1I.	Election of Director: C. P. Wallace		Management	For	For
2.	To approve, on an advisory basis, the compensation of the named executive officers as disclosed in the accompanying proxy statement.		Management	For	For
3.	Ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of the Company for fiscal year 2022.		Management	For	For
MARTEN TRANSPORT, LTD.
Security		573075108		Meeting Type	Annual
Ticker Symbol		MRTN		Meeting Date	03-May-2022
ISIN		US5730751089		Agenda	935567404 - Management
Record Date		07-Mar-2022		Holding Recon Date	07-Mar-2022
City /	Country	/ United States		Vote Deadline Date	02-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.1	Election of Director: Randolph L. Marten		Management	For	For
1.2	Election of Director: Larry B. Hagness		Management	For	For
1.3	Election of Director: Thomas J. Winkel		Management	For	For
1.4	Election of Director: Jerry M. Bauer		Management	For	For
1.5	Election of Director: Robert L. Demorest		Management	For	For
1.6	Election of Director: Ronald R. Booth		Management	For	For
1.7	Election of Director: Kathleen P. Iverson		Management	For	For
2.	Advisory resolution to approve executive compensation.		Management	For	For
3.	Proposal to confirm the selection of Grant Thornton LLP as independent public accountants of the company for the fiscal year ending December 31, 2022.		Management	For	For
4.	To transact other business if properly brought before the Annual Meeting or any adjournment thereof.		Management	Against	Against
ALLIED MOTION TECHNOLOGIES INC.
Security		019330109		Meeting Type	Annual
Ticker Symbol		AMOT		Meeting Date	04-May-2022
ISIN		US0193301092		Agenda	935603743 - Management
Record Date		09-Mar-2022		Holding Recon Date	09-Mar-2022
City /	Country	/ United States		Vote Deadline Date	03-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Director TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING: R.B. Engel		Management	For	For
1B.	Election of Director TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING: R.D. Federico		Management	For	For
1C.	Election of Director TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING: S. C. Finch		Management	For	For
1D.	Election of Director TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING: J.J. Tanous		Management	For	For
1E.	Election of Director TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING: N. R. Tzetzo		Management	For	For
1F.	Election of Director TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING: R.S. Warzala		Management	For	For
1G.	Election of Director TO HOLD OFFICE UNTIL THE NEXT ANNUAL MEETING: M.R. Winter		Management	For	For
2.	ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.		Management	For	For
3.	RATIFICATION OF THE APPOINTMENT OF THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTING FIRM FOR 2022.		Management	For	For
BROWN & BROWN, INC.
Security		115236101		Meeting Type	Annual
Ticker Symbol		BRO		Meeting Date	04-May-2022
ISIN		US1152361010		Agenda	935567125 - Management
Record Date		28-Feb-2022		Holding Recon Date	28-Feb-2022
City /	Country	/ United States		Vote Deadline Date	03-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	J. Hyatt Brown		For	For
	2	Hugh M. Brown		For	For
	3	J. Powell Brown		For	For
	4	Lawrence L. Gellerstedt		For	For
	5	James C. Hays		For	For
	6	Theodore J. Hoepner		For	For
	7	James S. Hunt		For	For
	8	Toni Jennings		For	For
	9	Timothy R.M. Main		For	For
	10	H. Palmer Proctor, Jr.		For	For
	11	Wendell S. Reilly		For	For
	12	Chilton D. Varner		For	For
2.	To ratify the appointment of Deloitte & Touche LLP as Brown & Brown, Inc.'s independent registered public accountants for the fiscal year ending December 31, 2022.		Management	For	For
3.	To approve, on an advisory basis, the compensation of named executive officers.		Management	For	For
GLADSTONE COMMERCIAL CORPORATION
Security		376536108		Meeting Type	Annual
Ticker Symbol		GOOD		Meeting Date	05-May-2022
ISIN		US3765361080		Agenda	935567327 - Management
Record Date		11-Mar-2022		Holding Recon Date	11-Mar-2022
City /	Country	/ United States		Vote Deadline Date	04-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	David Gladstone		For	For
	2	Paul W. Adelgren		For	For
	3	John H. Outland		For	For
2.	To ratify our Audit Committee's selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2022.		Management	For	For
BANK OF MARIN BANCORP
Security		063425102		Meeting Type	Annual
Ticker Symbol		BMRC		Meeting Date	10-May-2022
ISIN		US0634251021		Agenda	935599437 - Management
Record Date		21-Mar-2022		Holding Recon Date	21-Mar-2022
City /	Country	/ United States		Vote Deadline Date	09-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Director: Nicolas C. Anderson		Management	For	For
1B.	Election of Director: Russell A. Colombo		Management	For	For
1C.	Election of Director: Charles D. Fite		Management	For	For
1D.	Election of Director: James C. Hale		Management	For	For
1E.	Election of Director: Robert Heller		Management	For	For
1F.	Election of Director: Kevin R. Kennedy		Management	For	For
1G.	Election of Director: William H. McDevitt, Jr.		Management	For	For
1H.	Election of Director: Timothy D. Myers		Management	For	For
1I.	Election of Director: Sanjiv S. Sanghvi		Management	For	For
1J.	Election of Director: Joel Sklar, MD		Management	For	For
1K.	Election of Director: Brian M. Sobel		Management	For	For
1L.	Election of Director: Secil T. Watson		Management	For	For
2.	To approve, by non-binding vote, executive compensation		Management	For	For
3.	Ratification of the selection of independent auditor		Management	For	For
FORWARD AIR CORPORATION
Security		349853101		Meeting Type	Annual
Ticker Symbol		FWRD		Meeting Date	10-May-2022
ISIN		US3498531017		Agenda	935571922 - Management
Record Date		15-Mar-2022		Holding Recon Date	15-Mar-2022
City /	Country	/ United States		Vote Deadline Date	09-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Ronald W. Allen		For	For
	2	Ana B. Amicarella		For	For
	3	Valerie A. Bonebrake		For	For
	4	C. Robert Campbell		For	For
	5	R. Craig Carlock		For	For
	6	G. Michael Lynch		For	For
	7	George S. Mayes, Jr.		For	For
	8	Chitra Nayak		For	For
	9	Scott M. Niswonger		For	For
	10	Javier Polit		For	For
	11	Richard H. Roberts		For	For
	12	Thomas Schmitt		For	For
	13	Laurie A. Tucker		For	For
2.	To ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the Company.		Management	For	For
3.	To approve, on a non-binding, advisory basis, the compensation of the named executive officers (the "say on pay vote").		Management	For	For
FRONTDOOR, INC.
Security		35905A109		Meeting Type	Annual
Ticker Symbol		FTDR		Meeting Date	11-May-2022
ISIN		US35905A1097		Agenda	935578659 - Management
Record Date		17-Mar-2022		Holding Recon Date	17-Mar-2022
City /	Country	/ United States		Vote Deadline Date	10-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Director to serve for a one-year term: William C. Cobb		Management	For	For
1B.	Election of Director to serve for a one-year term: D. Steve Boland		Management	For	For
1C.	Election of Director to serve for a one-year term: Anna C. Catalano		Management	For	For
1D.	Election of Director to serve for a one-year term: Peter L. Cella		Management	For	For
1E.	Election of Director to serve for a one-year term: Christopher L. Clipper		Management	For	For
1F.	Election of Director to serve for a one-year term: Richard P. Fox		Management	For	For
1G.	Election of Director to serve for a one-year term: Brian P. McAndrews		Management	For	For
1H.	Election of Director to serve for a one-year term: Liane J. Pelletier		Management	For	For
1I.	Election of Director to serve for a one-year term: Rexford J. Tibbens		Management	For	For
2.	To ratify the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for fiscal 2022.		Management	For	For
3.	Advisory vote to approve the Company's named executive officer compensation.		Management	For	For
JOHN BEAN TECHNOLOGIES CORPORATION
Security		477839104		Meeting Type	Annual
Ticker Symbol		JBT		Meeting Date	13-May-2022
ISIN		US4778391049		Agenda	935575603 - Management
Record Date		18-Mar-2022		Holding Recon Date	18-Mar-2022
City /	Country	/ United States		Vote Deadline Date	12-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Director: Alan D. Feldman		Management	For	For
1B.	Election of Director: Lawrence V. Jackson		Management	For	For
2.	Approve, on an advisory basis, a non-binding resolution regarding the compensation of named executive officers.		Management	For	For
3.	Ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2022.		Management	For	For
MORNINGSTAR, INC.
Security		617700109		Meeting Type	Annual
Ticker Symbol		MORN		Meeting Date	13-May-2022
ISIN		US6177001095		Agenda	935568533 - Management
Record Date		14-Mar-2022		Holding Recon Date	14-Mar-2022
City /	Country	/ United States		Vote Deadline Date	12-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Director: Joe Mansueto		Management	For	For
1B.	Election of Director: Kunal Kapoor		Management	For	For
1C.	Election of Director: Robin Diamonte		Management	For	For
1D.	Election of Director: Cheryl Francis		Management	For	For
1E.	Election of Director: Steve Joynt		Management	For	For
1F.	Election of Director: Steve Kaplan		Management	For	For
1G.	Election of Director: Gail Landis		Management	For	For
1H.	Election of Director: Bill Lyons		Management	For	For
1I.	Election of Director: Doniel Sutton		Management	For	For
1J.	Election of Director: Caroline Tsay		Management	For	For
2.	Advisory vote to approve executive compensation.		Management	For	For
3.	Ratification of the appointment of KPMG LLP as Morningstar's independent registered public accounting firm for 2022.		Management	For	For
VERITEX HOLDINGS, INC.
Security		923451108		Meeting Type	Annual
Ticker Symbol		VBTX		Meeting Date	17-May-2022
ISIN		US9234511080		Agenda	935622717 - Management
Record Date		05-Apr-2022		Holding Recon Date	05-Apr-2022
City /	Country	/ United States		Vote Deadline Date	16-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	C. Malcolm Holland, III		For	For
	2	Arcilia Acosta		For	For
	3	Pat S. Bolin		For	For
	4	April Box		For	For
	5	Blake Bozman		For	For
	6	William D. Ellis		For	For
	7	William E. Fallon		For	For
	8	Mark C. Griege		For	For
	9	Gordon Huddleston		For	For
	10	Steven D. Lerner		For	For
	11	Manuel J. Mehos		For	For
	12	Gregory B. Morrison		For	For
	13	John T. Sughrue		For	For
2.	Approval of 2022 amended and restated omnibus incentive plan.		Management	For	For
3.	Advisory vote to approve the compensation of our named executive officers.		Management	For	For
4.	To ratify the appointment of Grant Thronton LLP as the independent registered public accounting firm of the Company for the year ending December 31, 2022.		Management	For	For
KADANT INC.
Security		48282T104		Meeting Type	Annual
Ticker Symbol		KAI		Meeting Date	18-May-2022
ISIN		US48282T1043		Agenda	935579699 - Management
Record Date		21-Mar-2022		Holding Recon Date	21-Mar-2022
City /	Country	/ United States		Vote Deadline Date	17-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.1	Election of Director for a three-year term expiring in 2025: Jonathan W. Painter		Management	For	For
1.2	Election of Director for a three-year term expiring in 2025: Jeffrey L. Powell		Management	For	For
2.	To approve, by non-binding advisory vote, our executive compensation.		Management	For	For
3.	To approve restricted stock unit grants to our non- employee directors.		Management	For	For
4.	To ratify the selection of KPMG LLP as our company's independent registered public accounting firm for 2022.		Management	For	For
CORE LABORATORIES N.V.
Security		N22717107		Meeting Type	Annual
Ticker Symbol		CLB		Meeting Date	19-May-2022
ISIN		NL0000200384		Agenda	935583838 - Management
Record Date		16-Mar-2022		Holding Recon Date	16-Mar-2022
City /	Country	/ United States		Vote Deadline Date	18-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Class II supervisory Director to serve until 2025 annual meeting: Katherine Murray		Management	For	For
1B.	Re-Election of Class II Supervisory Director to serve until 2025 annual meeting: Martha Carnes		Management	For	For
1C.	Re-election of Class II Supervisory Director to serve until 2025 annual meeting: Michael Straughen		Management	For	For
2.	To appoint KPMG, including its U.S. and Dutch affiliates (collectively, "KPMG"), as the Company's independent registered public accountants for the year ending December 31, 2022.		Management	For	For
3.	To confirm and adopt our Dutch Statutory Annual
Accounts in the English language for the fiscal year
ended December 31, 2021, following a discussion of our
Dutch Report of the Management Board for that same
	period.		Management	For	For
4.	To approve and resolve the cancellation of our repurchased shares held at 12:01 a.m. CEST on May 19, 2022.		Management	For	For
5.	To approve and resolve the extension of the existing
authority to repurchase up to 10% of our issued share
capital from time to time for an 18-month period, until
November 19, 2023, and such repurchased shares may
	be used for any legal purpose.		Management	For	For
6.	To approve and resolve the extension of the authority to
issue shares and/or to grant rights (including options to
purchase) with respect to our common and preference
shares up to a maximum of 10% of outstanding shares
	per annum until November 19, 2023.		Management	For	For
7.	To approve and resolve the extension of the authority to
limit or exclude the preemptive rights of the holders of our common shares and/or preference shares up to a
maximum of 10% of outstanding shares per annum until
	November 19, 2023		Management	For	For
8A.	To approve, on an advisory basis, the compensation
philosophy, policies and procedures described in the
section entitled Compensation Discussion and Analysis
("CD&A"), and the compensation of Core Laboratories
N.V.'s named executive officers as disclosed pursuant to
the United States Securities and Exchange Commission's
compensation disclosure rules, including the
	compensation tables.		Management	For	For
8B.	To cast a favorable advisory vote on the remuneration report referred to in Section 2:135b of the Dutch Civil Code for the fiscal year ended December 31, 2021.		Management	For	For
CORE LABORATORIES N.V.
Security		N22717107		Meeting Type	Annual
Ticker Symbol		CLB		Meeting Date	19-May-2022
ISIN		NL0000200384		Agenda	935636350 - Management
Record Date		21-Apr-2022		Holding Recon Date	21-Apr-2022
City /	Country	/ United States		Vote Deadline Date	18-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Class II supervisory Director to serve until 2025 annual meeting: Katherine Murray		Management	For	For
1B.	Re-Election of Class II Supervisory Director to serve until 2025 annual meeting: Martha Carnes		Management	For	For
1C.	Re-election of Class II Supervisory Director to serve until 2025 annual meeting: Michael Straughen		Management	For	For
2.	To appoint KPMG, including its U.S. and Dutch affiliates (collectively, "KPMG"), as the Company's independent registered public accountants for the year ending December 31, 2022.		Management	For	For
3.	To confirm and adopt our Dutch Statutory Annual
Accounts in the English language for the fiscal year
ended December 31, 2021, following a discussion of our
Dutch Report of the Management Board for that same
	period.		Management	For	For
4.	To approve and resolve the cancellation of our repurchased shares held at 12:01 a.m. CEST on May 19, 2022.		Management	For	For
5.	To approve and resolve the extension of the existing
authority to repurchase up to 10% of our issued share
capital from time to time for an 18-month period, until
November 19, 2023, and such repurchased shares may
	be used for any legal purpose.		Management	For	For
6.	To approve and resolve the extension of the authority to
issue shares and/or to grant rights (including options to
purchase) with respect to our common and preference
shares up to a maximum of 10% of outstanding shares
	per annum until November 19, 2023.		Management	For	For
7.	To approve and resolve the extension of the authority to
limit or exclude the preemptive rights of the holders of our common shares and/or preference shares up to a
maximum of 10% of outstanding shares per annum until
	November 19, 2023		Management	For	For
8A.	To approve, on an advisory basis, the compensation
philosophy, policies and procedures described in the
section entitled Compensation Discussion and Analysis
("CD&A"), and the compensation of Core Laboratories
N.V.'s named executive officers as disclosed pursuant to
the United States Securities and Exchange Commission's
compensation disclosure rules, including the
	compensation tables.		Management	For	For
8B.	To cast a favorable advisory vote on the remuneration report referred to in Section 2:135b of the Dutch Civil Code for the fiscal year ended December 31, 2021.		Management	For	For
NEENAH, INC.
Security		640079109		Meeting Type	Annual
Ticker Symbol		NP		Meeting Date	19-May-2022
ISIN		US6400791090		Agenda	935593714 - Management
Record Date		25-Mar-2022		Holding Recon Date	25-Mar-2022
City /	Country	/ United States		Vote Deadline Date	18-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Class III Director: Shruti Singhal		Management	For	For
1B.	Election of Class III Director: Tony R. Thene		Management	For	For
2.	Proposal to approve an advisory vote on the Company's executive compensation.		Management	For	For
3.	Proposal to ratify Deloitte & Touche LLP as the independent registered public accounting firm of Neenah, Inc. for the fiscal year ending December 31, 2022.		Management	For	For
RAYONIER INC.
Security		754907103		Meeting Type	Annual
Ticker Symbol		RYN		Meeting Date	19-May-2022
ISIN		US7549071030		Agenda	935591758 - Management
Record Date		18-Mar-2022		Holding Recon Date	18-Mar-2022
City /	Country	/ United States		Vote Deadline Date	18-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Director: Dod A. Fraser		Management	For	For
1B.	Election of Director: Keith E. Bass		Management	For	For
1C.	Election of Director: Scott R. Jones		Management	For	For
1D.	Election of Director: V. Larkin Martin		Management	For	For
1E.	Election of Director: Meridee A. Moore		Management	For	For
1F.	Election of Director: Ann C. Nelson		Management	For	For
1G.	Election of Director: David L. Nunes		Management	For	For
1H.	Election of Director: Matthew J. Rivers		Management	For	For
1I.	Election of Director: Andrew G. Wiltshire		Management	For	For
2.	Approval, on a non-binding advisory basis, of the compensation of our named executive officers as disclosed in the proxy statement.		Management	For	For
3.	Ratification of the appointment of Ernst & Young, LLP as the independent registered public accounting firm for 2022.		Management	For	For
NORTHWEST NATURAL HOLDING COMPANY
Security		66765N105		Meeting Type	Annual
Ticker Symbol		NWN		Meeting Date	23-May-2022
ISIN		US66765N1054		Agenda	935613706 - Management
Record Date		07-Apr-2022		Holding Recon Date	07-Apr-2022
City /	Country	/ United States		Vote Deadline Date	20-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Sandra McDonough		For	For
	2	Jane L. Peverett		For	For
	3	Kenneth Thrasher		For	For
	4	Charles A. Wilhoite		For	For
2.	Amend the Company's Employee Stock Purchase Plan to modify eligibility requirements and increase shares reserved for issuance.		Management	For	For
3.	Advisory vote to approve Named Executive Officer Compensation.		Management	For	For
4.	The ratification of the appointment of PricewaterhouseCoopers LLP as Northwest Natural Holding Company's independent registered public accountants for the fiscal year 2022.		Management	For	For
PERFICIENT, INC.
Security		71375U101		Meeting Type	Annual
Ticker Symbol		PRFT		Meeting Date	25-May-2022
ISIN		US71375U1016		Agenda	935593663 - Management
Record Date		28-Mar-2022		Holding Recon Date	28-Mar-2022
City /	Country	/ United States		Vote Deadline Date	24-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Director: Romil Bahl		Management	For	For
1B.	Election of Director: Jeffrey S. Davis		Management	For	For
1C.	Election of Director: Ralph C. Derrickson		Management	For	For
1D.	Election of Director: David S. Lundeen		Management	For	For
1E.	Election of Director: Brian L. Matthews		Management	For	For
1F.	Election of Director: Nancy C. Pechloff		Management	For	For
1G.	Election of Director: Gary M. Wimberly		Management	For	For
2.	Proposal to approve, on an advisory basis, a resolution relating to the 2021 compensation of the named executive officers.		Management	For	For
3.	Proposal to ratify KPMG LLP as Perficient, Inc.'s independent registered public accounting firm for the 2022 fiscal year.		Management	For	For
FARO TECHNOLOGIES, INC.
Security		311642102		Meeting Type	Annual
Ticker Symbol		FARO		Meeting Date	26-May-2022
ISIN		US3116421021		Agenda	935604199 - Management
Record Date		25-Mar-2022		Holding Recon Date	25-Mar-2022
City /	Country	/ United States		Vote Deadline Date	25-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Moonhie Chin		For	For
	2	John Donofrio		For	For
	3	Yuval Wasserman		For	For
2.	The ratification of Grant Thornton LLP as the Company's independent registered public accounting firm for 2022.		Management	For	For
3.	Non-binding resolution to approve the compensation of the Company's named executive officers.		Management	For	For
4.	The approval of the Company's 2022 Equity Incentive Plan.		Management	For	For
MGP INGREDIENTS, INC.
Security		55303J106		Meeting Type	Annual
Ticker Symbol		MGPI		Meeting Date	26-May-2022
ISIN		US55303J1060		Agenda	935587278 - Management
Record Date		28-Mar-2022		Holding Recon Date	28-Mar-2022
City /	Country	/ United States		Vote Deadline Date	25-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1A.	Election of Director: Thomas A. Gerke		Management	For	For
1B.	Election of Director: Donn Lux		Management	For	For
1C.	Election of Director: Kevin S. Rauckman		Management	For	For
1D.	Election of Director: Todd B. Siwak		Management	For	For
2.	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm.		Management	For	For
3.	To adopt an advisory resolution to approve the compensation of our named executive officers.		Management	For	For
HEALTHCARE SERVICES GROUP, INC.
Security		421906108		Meeting Type	Annual
Ticker Symbol		HCSG		Meeting Date	31-May-2022
ISIN		US4219061086		Agenda	935620648 - Management
Record Date		30-Mar-2022		Holding Recon Date	30-Mar-2022
City /	Country	/ United States		Vote Deadline Date	27-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1a.	Election of Director: Diane S. Casey		Management	For	For
1b.	Election of Director: Daniela Castagnino		Management	For	For
1c.	Election of Director: Robert L. Frome		Management	For	For
1d.	Election of Director: Laura Grant		Management	For	For
1e.	Election of Director: John J. McFadden		Management	For	For
1f.	Election of Director: Dino D. Ottaviano		Management	For	For
1g.	Election of Director: Kurt Simmons, Jr.		Management	For	For
1h.	Election of Director: Jude Visconto		Management	For	For
1i.	Election of Director: Theodore Wahl		Management	For	For
2.	To approve and ratify the selection of Grant Thornton LLP as the independent registered public accounting firm of the Company for the current fiscal year ending December 31, 2022.		Management	For	For
3.	To hold an advisory vote to approve the compensation of the named executive officers.		Management	For	For
RE/MAX HOLDINGS, INC.
Security		75524W108		Meeting Type	Annual
Ticker Symbol		RMAX		Meeting Date	01-Jun-2022
ISIN		US75524W1080		Agenda	935612297 - Management
Record Date		08-Apr-2022		Holding Recon Date	08-Apr-2022
City /	Country	/ United States		Vote Deadline Date	31-May-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Stephen Joyce		For	For
	2	David Liniger		For	For
	3	Annita Menogan		For	For
	4	Teresa Van De Bogart		For	For
2.	Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.		Management	For	For
NATUS MEDICAL INCORPORATED
Security		639050103		Meeting Type	Annual
Ticker Symbol		NTUS		Meeting Date	15-Jun-2022
ISIN		US6390501038		Agenda	935633998 - Management
Record Date		18-Apr-2022		Holding Recon Date	18-Apr-2022
City /	Country	/ United States		Vote Deadline Date	14-Jun-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1a.	Election of Director to serve until the 2023 annual meeting: Ilan Daskal		Management	For	For
1b.	Election of Director to serve until the 2023 annual meeting: Eric J. Guerin		Management	For	For
1c.	Election of Director to serve until the 2023 annual meeting: Lisa Wipperman Heine		Management	For	For
1d.	Election of Director to serve until the 2023 annual meeting: Joshua H. Levine		Management	For	For
1e.	Election of Director to serve until the 2023 annual meeting: Bryant M. Moore		Management	For	For
1f.	Election of Director to serve until the 2023 annual meeting: Alice D. Schroeder		Management	For	For
1g.	Election of Director to serve until the 2023 annual meeting: Thomas J. Sullivan		Management	For	For
2.	Approval of the Natus Medical Incorporated Amended and Restated 2011 Employee Stock Purchase Plan.		Management	For	For
3.	Approval, on an advisory basis, of the named executive officer compensation disclosed in the attached Proxy Statement.		Management	For	For
4.	Ratification of appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.		Management	For	For
BRP GROUP, INC.
Security		05589G102		Meeting Type	Annual
Ticker Symbol		BRP		Meeting Date	21-Jun-2022
ISIN		US05589G1022		Agenda	935638758 - Management
Record Date		22-Apr-2022		Holding Recon Date	22-Apr-2022
City /	Country	/ United States		Vote Deadline Date	17-Jun-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Joseph Kadow		For	For
	2	Chris Sullivan		For	For
	3	Kris Wiebeck		For	For
	4	Myron Williams		For	For
2.	To approve, on an advisory basis, the compensation of our named executive officers.		Management	For	For
3.	To approve, on an advisory basis, the frequency of future advisory votes on the compensation of our named executive officers.		Management	1 Year	For
4.	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year 2022.		Management	For	For
CANNAE HOLDINGS, INC.
Security		13765N107		Meeting Type	Annual
Ticker Symbol		CNNE		Meeting Date	22-Jun-2022
ISIN		US13765N1072		Agenda	935636728 - Management
Record Date		25-Apr-2022		Holding Recon Date	25-Apr-2022
City /	Country	/ United States		Vote Deadline Date	21-Jun-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Erika Meinhardt		For	For
	2	Barry B. Moullet		For	For
	3	James B. Stallings, Jr.		For	For
	4	Frank P. Willey		For	For
2.	Approval of a non-binding advisory resolution on the compensation paid to our named executive officers.		Management	For	For
3.	Ratification of the appointment of Deloitte as our independent registered public accounting firm for the 2022 fiscal year.		Management	For	For
MOVADO GROUP, INC.
Security		624580106		Meeting Type	Annual
Ticker Symbol		MOV		Meeting Date	23-Jun-2022
ISIN		US6245801062		Agenda	935643571 - Management
Record Date		26-Apr-2022		Holding Recon Date	26-Apr-2022
City /	Country	/ United States		Vote Deadline Date	22-Jun-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Peter A. Bridgman		For	For
	2	Alex Grinberg		For	For
	3	Efraim Grinberg		For	For
	4	Alan H. Howard		For	For
	5	Richard Isserman		For	For
	6	Ann Kirschner		For	For
	7	Maya Peterson		For	For
	8	Stephen Sadove		For	For
2.	To ratify the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending January 31, 2023.		Management	For	For
3.	To approve, on an advisory basis, the compensation of the Company's named executive officers, as described in the Proxy Statement under "Executive Compensation".		Management	For	For
4.	To approve the amendment of the Deferred Compensation Plan for Executives.		Management	For	For
NEENAH, INC.
Security		640079109		Meeting Type	Special
Ticker Symbol		NP		Meeting Date	29-Jun-2022
ISIN		US6400791090		Agenda	935662951 - Management
Record Date		20-May-2022		Holding Recon Date	20-May-2022
City /	Country	/ United States		Vote Deadline Date	28-Jun-2022
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	Proposal to approve and adopt the Agreement and Plan
of Merger, dated as of March 28, 2022, as it may be
amended from time to time, by and between Schweitzer-
Mauduit International, Inc., the Company, and Samurai
	Warrior Merger Sub, Inc.		Management	For	For
2.	Proposal to approve, on an advisory (non-binding) basis,
the compensation that may be paid or become payable to
the Company's named executive officers that is based on
	or otherwise relates to the merger.		Management	For	For
3.	Proposal to approve the adjournment of the special
meeting from time to time, if determined by the
chairperson of the meeting to be necessary or
appropriate, including adjournments to permit further
solicitation of proxies in favor of the merger proposal or to ensure that any supplement or amendment to the joint
proxy statement/prospectus is timely provided to the
	Company's stockholders.		Management	For	For

First Trust Managed Municipal Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust SERIES FUND

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

Date	August 8, 2022

* Print the name and title of each signing officer under his or her signature.